Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	125.2250
Maximum Aggregate Offering Price	$ 6,261,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 958,597.38
Offering Note	Amount registered represents shares of the Registrant’s common stock reserved for issuance under the Registrant’s Equity Incentive Compensation Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on May 23, 2025.